SUPPLEMENT TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION OF

WELLS FARGO ALTERNATIVE FUNDS

for the Wells Fargo Global Long/Short Fund

(the "Fund")

Effective immediately Venkateshwar (Venk) Lal is added as a portfolio manager to the Fund.

I.Prospectus
  In the section entitled "Fund Summary – Fund Management" for the Fund, the Fund Management table is deleted and replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Venkateshwar (Venk) Lal, Portfolio Manager / 2017 Dale A. Winner, CFA, Portfolio Manager / 2014

In addition, the section entitled "The Sub-Adviser and Portfolio Managers" is supplemented with the following:

Venkateshwar (Venk) Lal Mr. Lal joined Wells Capital Management in 2012, where he currently serves as a Portfolio Manager. Prior to joining Wells Capital Management, Mr. Lal was a Partner and head of risk and trading at EverKey Global Partners, an investment firm he co-founded in 2007.

II. Statement of Additional Information
In the Statement of Additional Information, in the section entitled "Portfolio Managers - Management of Other Accounts and Beneficial Ownership”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Venkateshwar (Venk) Lal [1]	Registered Investment Companies
	Number of Accounts	4
	Total Assets Managed	$799.33M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$30.85M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$83.95M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$83.95M

Portfolio Manager	Fund	Beneficial Ownership
Venkateshwar (Venk) Lal [1]	Global Long/Short Fund	$0

1 Mr. Lal became a portfolio manager of the Fund on June 30, 2017. The information presented in this table is as of May 31, 2017, at which time Mr. Lal was not a portfolio manager of the Fund.

June 30, 2017                                                                                                                AGIT067/P704ASP